Income Taxes (Details) - Schedule of Income Tax Benefits (Expenses) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Benefits (Expenses) [Abstract]
Current income tax expenses	$ (69,467)	$ (138,188)	$ (997,198)
Deferred income tax benefits	739,227	(134,125)	1,346,616
Income tax benefits (expenses)	$ 669,760	$ (272,313)	$ 349,418